VIRTUS Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Shares	Value
Common Stocks—96.3%
Communication Services—2.5%
Cogent Communications Holdings, Inc.	22,100	$ 1,678
John Wiley & Sons, Inc. Class A	26,500	1,278
		2,956

Consumer Discretionary—6.2%
Autoliv, Inc.	17,550	1,639
BRP, Inc.	26,292	1,566
Oxford Industries, Inc.	14,100	1,223
Signet Jewelers Ltd.	10,800	1,114
Vail Resorts, Inc.	10,100	1,760
		7,302

Consumer Staples—2.1%
Flowers Foods, Inc.	62,900	1,451
Reynolds Consumer Products, Inc.	35,431	1,102
		2,553

Energy—8.0%
Cactus, Inc. Class A	19,900	1,187
Chord Energy Corp.	10,550	1,374
Matador Resources Co.	38,300	1,893
NOV, Inc.	76,200	1,217
Patterson-UTI Energy, Inc.	147,700	1,130
Range Resources Corp.	58,900	1,812
Scorpio Tankers, Inc.	12,400	884
		9,497

Financials—24.7%
Atlantic Union Bankshares Corp.	44,900	1,691
Axis Capital Holdings Ltd.	17,400	1,385
Columbia Banking System, Inc.	52,000	1,358
Cullen/Frost Bankers, Inc.	14,500	1,622
Evercore, Inc. Class A	3,400	861
First American Financial Corp.	25,050	1,654
FNB Corp.	114,750	1,619
Glacier Bancorp, Inc.	37,800	1,727
NBT Bancorp, Inc.	36,400	1,610
Perella Weinberg Partners Class A	44,408	858
Pinnacle Financial Partners, Inc.	17,700	1,734
PROG Holdings, Inc.	25,700	1,246
Prosperity Bancshares, Inc.	26,050	1,877
Redwood Trust, Inc.	136,600	1,056
	Shares	Value

Financials—continued
Seacoast Banking Corp. of Florida	56,410	$ 1,503
ServisFirst Bancshares, Inc.	15,200	1,223
SouthState Corp.	17,900	1,740
UMB Financial Corp.	16,300	1,713
Walker & Dunlop, Inc.	8,500	966
Wintrust Financial Corp.	16,150	1,753
		29,196

Health Care—2.0%
Select Medical Holdings Corp.	30,100	1,049
Teleflex, Inc.	5,300	1,311
		2,360

Industrials—21.4%
BWX Technologies, Inc.	11,100	1,207
ESCO Technologies, Inc.	11,300	1,457
Fortune Brands Innovations, Inc.	17,300	1,549
Helios Technologies, Inc.	10,392	496
Herc Holdings, Inc.	10,750	1,714
Hexcel Corp.	36,350	2,247
Huntington Ingalls Industries, Inc.	6,750	1,784
KBR, Inc.	25,900	1,687
MSC Industrial Direct Co., Inc. Class A	27,200	2,341
nVent Electric plc	18,800	1,321
Robert Half, Inc.	9,800	661
Schneider National, Inc. Class B	41,800	1,193
Science Applications International Corp.	9,500	1,323
Simpson Manufacturing Co., Inc.	8,200	1,568
Timken Co. (The)	20,700	1,745
Valmont Industries, Inc.	5,200	1,508
WESCO International, Inc.	9,200	1,545
		25,346

Information Technology—9.7%
Amkor Technology, Inc.	59,600	1,824
Belden, Inc.	11,400	1,335
Kulicke & Soffa Industries, Inc.	31,300	1,413
Littelfuse, Inc.	6,900	1,830
MKS Instruments, Inc.	16,459	1,789
Power Integrations, Inc.	22,700	1,456
TD SYNNEX Corp.	15,300	1,837
		11,484

	Shares	Value

Materials—7.4%
Ashland, Inc.	14,600	$ 1,270
Avient Corp.	34,000	1,711
Element Solutions, Inc.	66,100	1,795
Graphic Packaging Holding Co.	43,800	1,296
Louisiana-Pacific Corp.	9,200	989
Materion Corp.	15,200	1,700
		8,761

Real Estate—9.1%
Agree Realty Corp.	19,850	1,495
Brixmor Property Group, Inc.	60,700	1,691
Camden Property Trust	13,750	1,699
Colliers International Group, Inc.	9,800	1,488
NNN REIT, Inc.	37,100	1,799
PotlatchDeltic Corp.	20,400	919
STAG Industrial, Inc.	43,400	1,696
		10,787

Utilities—3.2%
IDACORP, Inc.	18,500	1,907
OGE Energy Corp.	46,400	1,904
		3,811

Total Common Stocks (Identified Cost $99,958)		114,053

Total Long-Term Investments—96.3% (Identified Cost $99,958)		114,053

TOTAL INVESTMENTS—96.3% (Identified Cost $99,958)		$114,053
Other assets and liabilities, net—3.7%		4,353
NET ASSETS—100.0%		$118,406

Abbreviation:
REIT	Real Estate Investment Trust

Country Weightings†
United States	93%
Canada	3
Bermuda	2
Ireland	1
Marshall Islands	1
Total	100%
† % of total investments as of September 30, 2024.
See Notes to Schedule of Investments

VIRTUS Ceredex Small-Cap Value Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$114,053	$114,053
Total Investments	$114,053	$114,053
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2024.
There were no transfers into or out of Level 3 related to securities held at September 30, 2024.
See Notes to Schedule of Investments

VIRTUS Ceredex Small-Cap Value Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.
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